Pension and Other Post-retirement Benefit Plans (Benefit Obligations and Net Periodic Benefit Cost Assumptions) (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Pension Benefits
Net Periodic Benefit Cost Assumptions [Abstract]
Expected long-term return on plan assets	5.75%	5.75%	5.75%	5.75%
Pension Benefits | Maximum
Benefit Obligations Assumptions [Abstract]
Discount rate		3.90%	3.50%	4.40%	4.40%
Rate of compensation increase		4.10%	3.50%	4.10%	4.10%
Net Periodic Benefit Cost Assumptions [Abstract]
Discount rate		3.70%	4.40%	3.90%
Rate of compensation increase		4.10%	4.10%	4.10%
Pension Benefits | Minimum
Benefit Obligations Assumptions [Abstract]
Discount rate		3.60%	3.40%	4.30%	4.30%
Rate of compensation increase		3.50%	3.00%	3.50%	3.50%
Net Periodic Benefit Cost Assumptions [Abstract]
Discount rate		3.40%	4.30%	3.60%
Rate of compensation increase		3.50%	3.50%	3.50%
Health and Life Benefits
Benefit Obligations Assumptions [Abstract]
Discount rate	4.40%	3.50%	4.40%	3.90%
Rate of compensation increase	4.10%	3.50%	4.10%	4.10%
Net Periodic Benefit Cost Assumptions [Abstract]
Discount rate	4.40%	4.40%	3.90%	3.70%
Expected long-term return on plan assets	5.25%	5.25%	5.50%	5.50%
Rate of compensation increase	4.10%	4.10%	4.10%	4.10%
Assumed Income Tax Rate		42.20%